Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Impairment charges	$ 0	$ 0	$ 0